Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

11.	SHAREHOLDERS’ EQUITY

Share Repurchase Programs

In November 2007, the board of directors authorized a share repurchase program to repurchase up to $175.0 million of the Company’s common stock at the discretion of management from time to time in the open market or through privately negotiated transactions (the “2007 repurchase program”). In June 2008, the board of directors authorized the expansion of this repurchase program by an additional $40.0 million, bringing the total authorization under this program to $215.0 million. The objective of the 2007 repurchase program is to improve shareholders’ returns. At March 31, 2011, approximately $101.0 million was available to repurchase common stock pursuant to the 2007 repurchase program. All shares repurchased are recorded as treasury stock. The repurchase program has no set expiration date and may be suspended or discontinued at any time.

During the year ended March 31, 2011, the Company did not acquire any shares of outstanding common stock under the 2007 repurchase program. During the year ended March 31, 2010, the Company expended $2.7 million on open market purchases and repurchased 328,404 shares of outstanding common stock at an average price of $8.17 per share under the 2007 repurchase program. In addition to the stock repurchases, during the years ended March 31, 2011, 2010 and 2009, the Company acquired, by means of net share settlements, 123,943, 100,449 shares and 51,891 shares of Alkermes common stock, at an average price of $11.41, $8.68 and $11.39 per share, respectively, related to the vesting of employee stock awards to satisfy withholding tax obligations. In addition, during the years ended March 31, 2010 and 2009, the Company acquired 7,961 shares and 9,176 shares, respectively, of Alkermes common stock, at an average price of $12.56 and $12.66 per share, respectively, tendered by former and current employees as payment of the exercise price of stock options granted under the Company’s equity compensation plans. During the year ended March 31, 2011, there were no shares tendered by former or current employees as payment of the exercise price of stock options granted under the Company’s equity compensation plans.

Shareholder Rights Plan

In February 2003, the board of directors of the Company adopted a shareholder rights plan (the “Rights Plan”) under which all common shareholders of record as of February 20, 2003 received rights to purchase shares of a new series of preferred stock. The Rights Plan is designed to enable all Alkermes’ shareholders to realize the full value of their investment and to provide for fair and equal treatment for all shareholders in the event that an unsolicited attempt is made to acquire the Company. The adoption of the Rights Plan is intended as a means to guard against coercive takeover tactics and is not in response to any particular proposal. The rights will be distributed as a nontaxable dividend and will expire ten years from the record date. Each right will initially entitle common shareholders to purchase a fractional share of the preferred stock for $80. Subject to certain exceptions, the rights will be exercisable only if a person or group acquires 15% or more of the Company’s common stock or announces a tender or exchange offer upon the consummation of which such person or group would own 15% or more of the Company’s common stock. Subject to certain exceptions, if any person or group acquires 15% or more of the Company’s common stock, all rights holders, except the acquiring person or group, will be entitled to acquire the Company’s common stock (and in certain instances, the stock of the acquirer) at a discount. The rights will trade with the Company’s common stock, unless and until they are separated upon the occurrence of certain future events. Generally, the Company’s board of directors may amend the Rights Plan or redeem the rights prior to ten days (subject to extension) following a public announcement that a person or group has acquired 15% or more of the Company’s common stock.